Statutory reserves (Detail Textuals)	12 Months Ended
Jun. 30, 2013
Statutory Reserves [Line Items]
Percentage of net income transferred	10.00%
Percentage of registered capital	50.00%
Percentage of minimum registered capital	25.00%
Hongli
Statutory Reserves [Line Items]
Percentage of remaining statutory surplus reserves balance	50.00%
Baofeng Hongchang Coal Co. Ltd
Statutory Reserves [Line Items]
Percentage of remaining statutory surplus reserves balance	50.00%
Reserve for safety expenses	RMB 6 per metric ton
Reserve for maintenance expense	RMB 8.5 per metric ton